FAIR VALUE	12 Months Ended
Dec. 31, 2022
FAIR VALUE
FAIR VALUE

20. FAIR VALUE

Fair values have been determined for measurement and/or disclosure requirements based on the methods below.

The Company characterizes fair value measurements using a hierarchy that prioritizes inputs depending on the degree to which they are observable. The three levels of the fair value hierarchy are as follows:

●	Level 1 fair value measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
●	Level 3 fair value measurements are those derived from valuation techniques that include significant inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The carrying values of cash and cash equivalents, current accounts receivables, and accounts payable and accrued liabilities approximated their fair values because of the short-term nature of these financial instruments. These financial instruments are financial assets and liabilities at amortized cost.

The carrying value of investments was based on the quoted market prices of the shares as at December 31, 2022 and was therefore considered to be Level 1.

As the Auteco Earn‐In Agreement provides Auteco the right to earn an interest in PC Gold Inc., rather than a direct interest in the Pickle Crow project, Auteco’s option to acquire PC Gold shares is a financial liability of First Mining. As a derivative, the Pickle Crow project option liability is classified as financial liability at FVTPL. The carrying value of the Option - Pickle Crow Gold Project is not based on observable market data and therefore is considered to be Level 3.

The fair value of the Option – Pickle Crow Gold Project as at December 31, 2022 was determined by reference to the portion of the estimated fair value of PC Gold Inc. to be given up by the Company with the option for Auteco to earn an additional 10%, net of $3,000,000 proceeds to be received on exercise.

The Silver Stream was determined to be a derivative liability, which is classified as a financial liability at FVTPL. The carrying value of the derivative liability was not based on observable market data and involved complex valuation methods and was therefore considered to be Level 3. The following table presents the Company’s fair value hierarchy for financial assets and liabilities that are measured at fair value:

	December 31, 2022				December 31, 2021
		Fair value measurement				Fair value measurement
	Carrying value	Level 1	Level 2	Level 3	Carrying value	Level 1	Level 2	Level 3
Financial assets:
Investments (Note 5)	$184	$184	$-	$-	$13,386	$13,386	$-	$-
Mineral property investments	-	-	-	-	6,435	-	-	6,435
Financial liabilities:
Silver Stream derivative liability (Note 11(b))	27,171	-	-	27,171	26,114	-	-	26,114
Option – PC Gold (Note 7(d))	$5,216	$-	$-	$5,216	$4,347	$-	$-	$4,347

During the year ended December 31, 2022, there has been a transfer out of level 3 in the fair value hierarchy related to the Company’s acquisition of the remaining 90% interest in each of 269 Canada, 258 Manitoba and Beattie Gold requiring a reclassification from Mineral Property Investments to Mineral Properties.

The classification of the financial instruments as well as their carrying values as at December 31, 2022 and 2021 is shown in the table below:

At December 31, 2022
	Amortized Cost	FVTPL	FVTOCI	Total
Financial assets:
Cash and cash equivalents	$13,558	$-	$-	$13,558
Current accounts and other receivables	499	-	-	499
Investments	-	184	-	184
Mineral property investments	-	-	-	-
Total financial assets	$14,057	$184	$-	$14,241

Financial liabilities:
Accounts payable and accrued liabilities	$2,847	$-	$-	$2,847
Option – PC Gold	-	5,216	-	5,216
Silver Stream derivative liability	-	27,171	-	27,171
Total financial liabilities	$2,847	$32,387	$-	$35,234
At December 31, 2021
	Amortized Cost	FVTPL	FVTOCI	Total
Financial assets:
Cash and cash equivalents	$29,516	$-	$-	$29,516
Current accounts and other receivables	604	-	-	604
Investments	-	8,400	4,986	13,386
Mineral property investments	-	-	6,435	6,435
Total financial assets	$30,120	$8,400	$11,421	$49,941

Financial liabilities:
Accounts payable and accrued liabilities	$4,491	$-	$-	$4,491
Option – PC Gold	-	4,347	-	4,347
Silver Stream derivative liability	-	26,114	-	26,114
Total financial liabilities	$4,491	$30,461	$-	$34,952